Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares Class A ordinary shares CNY (¥) shares	Ordinary Shares Class A ordinary shares USD ($) shares	Ordinary Shares Class B ordinary shares CNY (¥) shares	Ordinary Shares Class B ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Balance at Dec. 31, 2016	¥ 2,162,428		¥ 16,843		¥ 22,053		¥ 1,555,511		¥ 77,946		¥ 195,069		¥ 298,346		¥ (3,340)
Balance (in shares) at Dec. 31, 2016 | shares			254,909,790	254,909,790	317,325,360	317,325,360
Share-based compensation	20,852						20,852
Issuance of ordinary shares upon settlement of share-based awards	11,549		¥ 337				11,212
Issuance of ordinary shares upon settlement of share-based awards (in shares) | shares			5,091,696	5,091,696
Appropriation to statutory reserves									3,291		(3,291)
Fair value changes of available-for-sale debt investments, net of tax	321,538												321,538
Foreign currency translation adjustment	(49,640)												(49,640)
Net income/(loss)	34,424										37,472				(3,048)
Balance at Dec. 31, 2017	2,501,151		¥ 17,180		¥ 22,053		1,587,575		81,237		229,250		570,244		(6,388)
Balance (in shares) at Dec. 31, 2017 | shares			260,001,486	260,001,486	317,325,360	317,325,360
Share-based compensation	13,989						13,989
Issuance of ordinary shares upon settlement of share-based awards	3,331		¥ 307				3,024
Issuance of ordinary shares upon settlement of share-based awards (in shares) | shares			4,823,106	4,823,106
Appropriation to statutory reserves									6,383		(6,383)
Fair value changes of available-for-sale debt investments, net of tax	566,320												566,320
Foreign currency translation adjustment	51,794												51,794
Acquisition of a subsidiary	319,412														319,412
Cumulative effect of initially applying ASC 606	(24)										(24)
Net income/(loss)	(65,612)										(63,222)				(2,390)
Balance at Dec. 31, 2018	3,390,361		¥ 17,487		¥ 22,053		1,604,588		87,620		159,621		1,188,358		310,634
Balance (in shares) at Dec. 31, 2018 | shares			264,824,592	264,824,592	317,325,360	317,325,360
Share-based compensation	20,221						8,041								12,180
Issuance of ordinary shares upon settlement of share-based awards	511		¥ 12				499
Issuance of ordinary shares upon settlement of share-based awards (in shares) | shares			174,373	174,373
Appropriation to statutory reserves									963		(963)
Fair value changes of available-for-sale debt investments, net of tax	1,188,762	$ 170,755											1,188,762
Reclassification adjustment for disposal of available-for-sale debt investments, net of tax	(1,008,795)												(1,008,795)
Foreign currency translation adjustment	37,483	5,384											37,483
Acquisition of a noncontrolling interest in a subsidiary	(125,889)						(1,644)								(124,245)
Acquisition of a subsidiary	18,522														18,522
Dividends declared and paid	(700,163)										(700,163)
Net income/(loss)	724,002	103,996									727,829				(3,827)
Balance at Dec. 31, 2019	¥ 3,545,015	$ 509,210	¥ 17,499	$ 2,514	¥ 22,053	$ 3,168	¥ 1,611,484	$ 231,475	¥ 88,583	$ 12,724	¥ 186,324	$ 26,764	¥ 1,405,808	$ 201,931	¥ 213,264	$ 30,634
Balance (in shares) at Dec. 31, 2019 | shares			264,998,965	264,998,965	317,325,360	317,325,360